Vanguard® Wellesley® Income Fund
Schedule of Investments (unaudited)
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (11.6%)
U.S. Government Securities (10.8%)
	U.S. Treasury Note/Bond	0.125%	3/31/23	24,815	24,780
	U.S. Treasury Note/Bond	0.125%	5/15/23	105,440	105,226
	U.S. Treasury Note/Bond	0.250%	11/15/23	80,000	79,875
	U.S. Treasury Note/Bond	0.125%	1/15/24	93,770	93,213
	U.S. Treasury Note/Bond	0.125%	2/15/24	151,210	150,241
	U.S. Treasury Note/Bond	0.250%	3/15/24	455,000	453,223
	U.S. Treasury Note/Bond	0.375%	4/15/24	65,000	64,919
	U.S. Treasury Note/Bond	0.250%	5/15/24	137,840	137,108
	U.S. Treasury Note/Bond	0.250%	6/15/24	506,000	502,916
	U.S. Treasury Note/Bond	0.250%	5/31/25	637,000	626,251
	U.S. Treasury Note/Bond	0.250%	7/31/25	523,245	513,271
	U.S. Treasury Note/Bond	0.250%	8/31/25	154,990	151,866
	U.S. Treasury Note/Bond	0.250%	10/31/25	601,000	587,571
	U.S. Treasury Note/Bond	0.375%	1/31/26	883,665	865,992
	U.S. Treasury Note/Bond	0.750%	5/31/26	115,445	114,778
	U.S. Treasury Note/Bond	1.500%	2/15/30	111,855	112,956
	U.S. Treasury Note/Bond	0.625%	5/15/30	88,185	82,425
	U.S. Treasury Note/Bond	0.625%	8/15/30	100,000	93,187
	U.S. Treasury Note/Bond	0.875%	11/15/30	218,495	207,809
	U.S. Treasury Note/Bond	1.125%	2/15/31	252,810	245,463
	U.S. Treasury Note/Bond	2.250%	5/15/41	1,288,680	1,341,033
	U.S. Treasury Note/Bond	3.625%	2/15/44	13,285	17,158
[1]	U.S. Treasury Note/Bond	1.250%	5/15/50	38,135	31,134
	U.S. Treasury Note/Bond	1.625%	11/15/50	62,225	55,876
	U.S. Treasury Note/Bond	1.875%	2/15/51	324,110	309,170
	U.S. Treasury Note/Bond	2.375%	5/15/51	201,650	215,293
					7,182,734
Agency Bonds and Notes (0.1%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	29,129
Conventional Mortgage-Backed Securities (0.1%)
[2,3]	Fannie Mae Pool	1.770%	1/1/36	21,717	21,674
[2,3]	Fannie Mae Pool	3.070%	2/1/25	11,700	12,546
[2,3]	Freddie Mac Gold Pool	4.000%	7/1/33	3	3
[2]	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	20	24
[2]	Ginnie Mae I Pool	6.500%	4/15/32–7/15/38	1,666	1,865
[2,3]	UMBS Pool	2.500%	8/1/27–4/1/38	37,711	39,297
					75,409
Nonconventional Mortgage-Backed Securities (0.6%)
[2,3]	Fannie Mae REMICS	1.250%	2/25/28	14,261	14,332
[2,3]	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	17,034	17,156
[2,3]	Fannie Mae REMICS	1.700%	6/25/43	2,978	3,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Fannie Mae REMICS	2.000%	6/25/43–6/25/44	8,860	9,070
[2,3]	Fannie Mae REMICS	3.000%	2/25/49–9/25/57	72,323	75,319
[2,3]	Fannie Mae REMICS	3.500%	4/25/31–12/25/58	154,125	164,856
[2,3]	Fannie Mae REMICS	4.000%	5/25/31–7/25/53	10,629	11,349
[2,3]	Freddie Mac REMICS	1.500%	10/15/42	8,120	8,128
[2,3]	Freddie Mac REMICS	1.750%	3/15/41	9,400	9,560
[2,3]	Freddie Mac REMICS	2.000%	7/15/31–9/15/31	21,121	21,499
[2,3]	Freddie Mac REMICS	2.500%	9/15/32	2,180	2,226
[2,3]	Freddie Mac REMICS	3.000%	12/15/39–5/15/46	28,297	29,812
[2,3]	Freddie Mac REMICS	3.500%	3/15/31	2,168	2,324
[2,3]	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	42,855	46,047
[2]	Ginnie Mae	1.700%	10/20/45	4,478	4,518
[2]	Ginnie Mae	1.800%	5/20/41	3,062	3,068
					422,280
Total U.S. Government and Agency Obligations (Cost $7,716,801)					7,709,552
Asset-Backed/Commercial Mortgage-Backed Securities (2.3%)
[2,4]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	12,157	11,974
[2,4]	Affirm Asset Securitization Trust Class A Series 2021-A	0.880%	8/15/25	6,845	6,844
[2,4]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	19,767	19,767
[2,4]	American Tower Trust #1 Class 2A Series 13	3.070%	3/15/48	32,900	33,102
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	6,550	6,576
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	15,604	15,824
[2,4,5]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-2	3.628%	3/25/49	2,870	2,916
[2,4,5]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-4	2.993%	7/26/49	11,283	11,391
[2,4,5]	Apidos CLO XXXV Class A Series 2021-35A, 3M USD LIBOR + 1.050%	1.249%	4/20/34	22,200	22,248
[2,4,5]	Atlas Senior Loan Fund X Ltd. Class A Series 2018-10A, 3M USD LIBOR + 1.090%	1.274%	1/15/31	7,273	7,271
[2,4,5]	Atlas Senior Loan Fund X Ltd. Class A1L Series 2018-11A, 3M USD LIBOR + 1.100%	1.276%	7/26/31	10,000	10,000
[2,4,5]	Bain Capital Credit CLO Ltd. Class A Series 2021-3A, 3M USD LIBOR + 1.160%	1.346%	7/24/34	24,495	24,404
[2,4,5]	Battalion CLO XX Ltd. Class B Series 2021-20A, 3M USD LIBOR + 1.750%	1.836%	7/15/34	28,350	28,302
[2,4,5]	BlueMountain CLO XXXI Ltd. Class A1 Series 2021-31A, 3M USD LIBOR + 1.150%	1.330%	4/19/34	30,000	29,893
[2,4,5]	BlueMountain CLO XXXI Ltd. Class B Series 2021-31A, 3M USD LIBOR + 1.700%	1.820%	4/19/34	11,850	11,796
[2,4]	Canadian Pacer Auto Receivables Trust Class A3 Series 2018-2A	3.270%	12/19/22	1,244	1,251
[2,4]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	23,271	23,234
[2,4,5]	Cent CLO 21 Ltd. Class A1R3 Series 2014-21A, 3M USD LIBOR + 0.970%	1.151%	7/27/30	10,000	10,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	26,300	26,476
[2,4]	Chesapeake Funding II LLC Class A1 Series 2018-1A	3.040%	4/15/30	8,837	8,856
[2,4]	Chesapeake Funding II LLC Class A1 Series 2018-3A	3.390%	1/15/31	13,258	13,467
[2,4,5]	CIFC Funding 2021-III Ltd. Class B Series 2021-3A, 3M USD LIBOR + 1.700%	1.848%	7/15/36	6,500	6,506
[2,4,5]	CIFC Funding Ltd. Class A Series 2018-1A, 3M USD LIBOR + 1.000%	1.190%	4/18/31	12,000	12,006
[2,4,5]	Cloud Pass-Through Trust Class CLOU Series 2019-1A	3.554%	12/5/22	5,265	5,299
[2,4,5]	COLT Mortgage Loan Trust Class A1 Series 2020-1	2.488%	2/25/50	8,160	8,211
[2,4,5]	Columbia Cent CLO 27 Ltd. Class A1 Series 2018-27A, 3M USD LIBOR + 1.150%	1.326%	10/25/28	16,664	16,665
[2,4,5]	Columbia Cent CLO 30 Ltd. Class B Series 2020-30A, 3M USD LIBOR + 1.750%	1.974%	1/20/34	15,805	15,804
[2,4,5]	Columbia Cent CLO 31 Ltd. Class A1 Series 2021-31A, 3M USD LIBOR + 1.200%	1.347%	4/20/34	27,105	27,194
[2]	COMM Mortgage Trust Class A4 Series 2012-CR2	3.147%	8/15/45	16,040	16,365
[2,4]	DB Master Finance LLC Class A2I Series 2019-1A	3.787%	5/20/49	14,880	15,074
[2,4]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	13,293	14,025
[2,4]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	38,555	39,892
[2,4]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	31,485	32,975
[2,4,5,6,7]	Dryden Senior Loan Fund Class A1 Series 2021-87A,3M USD LIBOR + 1.100%	1.250%	5/20/34	28,400	28,400
[2,4]	Enterprise Fleet Financing LLC Class A2 Series 2018-3	3.380%	5/20/24	3,363	3,381
[2,4]	Enterprise Fleet Financing LLC Class A2 Series 2019-1	2.980%	10/20/24	8,305	8,369
[2,4]	Enterprise Fleet Financing LLC Class A2 Series 2019-2	2.290%	2/20/25	16,568	16,795
[2,4]	Enterprise Fleet Financing LLC Class A2 Series 2019-3	2.060%	5/20/25	12,218	12,375
[2,4]	Enterprise Fleet Financing LLC Class A3 Series 2018-1	3.100%	10/20/23	2,490	2,506
[2,3,5]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, 1M USD LIBOR + 5.900%	5.992%	10/25/28	5,265	5,527
[2,4,7]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/28	67,500	67,500
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K733	3.750%	8/25/25	10,785	11,889
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1512	3.059%	4/25/34	7,200	8,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1513	2.797%	8/25/34	7,552	8,331
[2,4]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	9,894	9,725
[2,4]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	10,153	9,978
[2,4,5]	LCM XXII Ltd. Class A2R Series 22A, 3M USD LIBOR + 1.450%	1.638%	10/20/28	12,700	12,675
[2,4,5]	Life Mortgage Trust Class A Series 2021-BMR, 1M USD LIBOR + 0.700%	0.773%	3/15/38	9,885	9,899
[2,4]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	10,466	10,462
[2,4,5]	Madison Park Funding L Ltd. Class A Series 2021-50A, 3M USD LIBOR + 1.140%	1.336%	4/19/34	18,850	18,857
[2,4,5]	Madison Park Funding XIII Ltd. Class AR2 Series 2014-13A, 3M USD LIBOR + 0.950%	1.140%	4/19/30	34,150	34,139
[2,4,5]	Madison Park Funding XXX Ltd. Class A Series 2018-30A, 3M USD LIBOR + 0.750%	0.934%	4/15/29	17,375	17,366
[2,4,5]	Magnetite VII Ltd. Class A1R2 Series 2012-7A, 3M USD LIBOR + 0.800%	0.984%	1/15/28	31,501	31,516
[2,4]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	5,683	5,697
[2,4,5]	Master Credit Card Trust II Class A Series 2018-1A, 1M USD LIBOR + 0.490%	0.583%	7/21/24	36,965	37,032
[2,4]	Mercury Financial Credit Card Master Trust Class A Series 2021-1A	1.540%	3/20/26	36,145	36,152
[2,4,5]	Milos CLO Ltd. Class AR Series 2017-1A, 3M USD LIBOR + 1.070%	1.258%	10/20/30	33,000	33,066
[2,4]	MMAF Equipment Finance LLC Class A3 Series 2019-B	2.010%	12/12/24	26,615	27,304
[2,4,5,6,7]	Oaktree CLO Ltd. Class A1 Series 2021-1A, 3M USD LIBOR + 1.160%	1.289%	7/15/34	17,625	17,625
[2,4,5]	Octagon Investment Partners 51 Ltd. Class A Series 2021-1A, 3M USD LIBOR + 1.150%	1.323%	7/20/34	29,500	29,506
[2,4,5,6,7]	Octagon Investment Partners 54 Class A1 Series 2021-1A, 3M USD LIBOR + 1.120%	1.253%	7/15/34	20,650	20,650
[2,4,5,6,7]	OHA Credit Funding 3 Ltd. Class AR Series 2019-3A, 3M USD LIBOR + 1.140%	1.270%	7/2/35	29,660	29,660
[2,4]	OneMain Direct Auto Receivables Trust Class A Series 2018-1A	3.430%	12/16/24	10,253	10,303
[2,4]	OneMain Financial Issuance Trust Class A Series 2019-1A	3.480%	2/14/31	21,266	21,282
[2,4,5]	Regatta VI Funding Ltd. Class AR2 Series 2016-1A, 3M USD LIBOR + 1.160%	1.295%	4/20/34	44,300	44,143
[2,4,5]	Rockland Park CLO Ltd. Class A Series 2021-1A, 3M USD LIBOR + 1.120%	1.293%	4/20/34	34,600	34,478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4,5]	Rockland Park CLO Ltd. Class B Series 2021-1A, 3M USD LIBOR + 1.650%	1.673%	4/20/34	18,725	18,641
[2,4,5]	RR 16 Ltd. Class A1 Series 2021-14A, 3M USD LIBOR + 1.120%	1.215%	4/15/36	26,855	26,855
[2,4,5]	RR 16 Ltd. Class A1 Series 2021-16A, 3M USD LIBOR + 1.110%	1.191%	7/15/36	26,720	26,624
[2,4,5]	RR 16 Ltd. Class A2 Series 2021-16A, 3M USD LIBOR + 1.650%	1.731%	7/15/36	25,000	24,885
[2,4]	Santander Retail Auto Lease Trust Class A3 Series 2019-B	2.300%	1/20/23	10,532	10,626
[2,3]	Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	38,789	41,829
[2,4]	Securitized Term Auto Receivables Trust Class A3 Series 2018-2A	3.325%	8/25/22	2,325	2,333
[2,4,5]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	22,000	23,407
[2,4]	SoFi Consumer Loan Program Trust Class A Series 2020-1	2.020%	1/25/29	6,699	6,755
[2,4,5]	Sound Point Clo XX Ltd. Class A Series 2018-2A, 3M USD LIBOR + 1.100%	1.276%	7/26/31	22,430	22,391
[2,4]	Springleaf Funding Trust Class A Series 2015-BA	3.480%	5/15/28	2,759	2,760
[2,4]	Start III Ltd. Class A Series 2019-2	3.536%	11/15/44	933	938
[2,4]	START Ireland Class A Series 2019-1	4.089%	3/15/44	11,742	11,752
[2,4,5]	Symphony CLO XIV Ltd. Class AR Series 2014-14A, 3M USD LIBOR + 0.950%	1.136%	7/14/26	20,197	20,180
[2,4,5]	Towd Point Mortgage Trust Class A1 Series 2016-3	2.250%	4/25/56	344	345
[2,4]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	10,263	10,620
[2,4]	Vantage Data Centers LLC Class A2 Series 2020-1A	1.645%	9/15/45	32,830	32,949
[2,4,5]	Venture 43 CLO Ltd. Class A1 Series 2021-43A, 3M USD LIBOR + 1.240%	1.434%	4/15/34	10,505	10,526
[2,4,5]	Voya CLO Ltd. Class AAR2 Series 2014-1A, 3M USD LIBOR + 0.990%	1.180%	4/18/31	16,596	16,597
[2,4,5]	Wellfleet CLO X LTD Class A2R Series 2019-XA, 3M USD LIBOR + 1.750%	1.924%	7/20/32	20,700	20,619
[2,4]	Westlake Automobile Receivables Trust Class A2 Series 2019-3A	2.150%	2/15/23	1,872	1,876
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,536,258)					1,543,844
Corporate Bonds (42.5%)
Communications (3.4%)
	America Movil SAB de CV	3.125%	7/16/22	66,820	68,637
	America Movil SAB de CV	3.625%	4/22/29	25,600	28,262
	America Movil SAB de CV	6.125%	3/30/40	10,010	14,190
	AT&T Inc.	2.750%	6/1/31	61,900	64,351
	AT&T Inc.	3.650%	6/1/51	3,619	3,782
[4]	AT&T Inc.	3.500%	9/15/53	33,465	33,563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	3.850%	6/1/60	13,336	14,067
[4]	British Telecommunications plc	3.250%	11/8/29	31,785	33,800
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	7,635	7,811
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	7,635	7,354
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	3,820	4,684
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	3,208	3,832
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	4,171	4,805
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	18,670	18,580
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	14,925	16,053
	Charter Communications Operating LLC / Charter Communications Operating Capital Corp.	3.850%	4/1/61	17,885	17,581
	Comcast Corp.	3.600%	3/1/24	60,515	65,347
	Comcast Corp.	3.375%	2/15/25	2,565	2,784
	Comcast Corp.	3.150%	3/1/26	15,280	16,627
	Comcast Corp.	4.250%	1/15/33	15,060	17,931
	Comcast Corp.	4.200%	8/15/34	25,155	29,733
	Comcast Corp.	4.400%	8/15/35	32,657	39,331
	Comcast Corp.	4.600%	10/15/38	46,815	58,029
	Comcast Corp.	4.650%	7/15/42	7,260	9,174
	Comcast Corp.	4.500%	1/15/43	20,000	24,788
	Comcast Corp.	4.750%	3/1/44	28,710	36,759
	Comcast Corp.	4.600%	8/15/45	46,358	58,249
	Comcast Corp.	3.969%	11/1/47	40,576	47,336
	Comcast Corp.	4.000%	3/1/48	17,415	20,382
	Comcast Corp.	4.700%	10/15/48	48,140	62,412
	Comcast Corp.	3.999%	11/1/49	26,848	31,619
	Comcast Corp.	2.450%	8/15/52	47,300	42,702
	Comcast Corp.	4.049%	11/1/52	38,322	45,602
	Comcast Corp.	4.950%	10/15/58	17,365	24,025
[4]	Cox Communications Inc.	2.600%	6/15/31	12,960	13,158
[4]	Cox Communications Inc.	4.800%	2/1/35	58,525	70,866
[4]	Deutsche Telekom International Finance BV	3.600%	1/19/27	10,674	11,743
[4]	Deutsche Telekom International Finance BV	4.375%	6/21/28	21,168	24,605
	Discovery Communications LLC	3.950%	3/20/28	15,084	16,794
	Discovery Communications LLC	4.125%	5/15/29	4,406	4,948
	Discovery Communications LLC	3.625%	5/15/30	4,970	5,426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	4.650%	5/15/50	4,983	5,832
	Discovery Communications LLC	4.000%	9/15/55	17,367	18,367
	NBCUniversal Media LLC	4.450%	1/15/43	10,639	13,058
[4]	NTT Finance Corp.	1.162%	4/3/26	76,700	76,476
[4]	NTT Finance Corp.	2.065%	4/3/31	10,125	10,266
[4]	Ooredoo International Finance Ltd.	2.625%	4/8/31	45,300	45,843
	Orange SA	9.000%	3/1/31	54,566	85,960
[4]	SK Telecom Co. Ltd.	3.750%	4/16/23	12,220	12,873
[4]	Sky Ltd.	3.750%	9/16/24	42,911	46,897
[2,4]	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC	4.738%	9/20/29	43,875	47,001
	Telefonica Emisiones SA	5.213%	3/8/47	23,755	29,739
	Telefonica Emisiones SA	5.520%	3/1/49	18,149	23,586
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,215	3,633
	T-Mobile USA Inc.	2.050%	2/15/28	37,480	37,979
	T-Mobile USA Inc.	3.875%	4/15/30	40,125	44,787
	T-Mobile USA Inc.	2.550%	2/15/31	5,105	5,163
	T-Mobile USA Inc.	2.250%	11/15/31	5,105	5,028
	T-Mobile USA Inc.	4.375%	4/15/40	17,030	19,961
	T-Mobile USA Inc.	4.500%	4/15/50	23,440	27,884
	T-Mobile USA Inc.	3.300%	2/15/51	20,490	20,417
	T-Mobile USA Inc.	3.600%	11/15/60	9,670	9,873
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	3,720	4,481
	Verizon Communications Inc.	4.329%	9/21/28	22,990	26,721
	Verizon Communications Inc.	4.812%	3/15/39	67,074	85,049
	Verizon Communications Inc.	4.750%	11/1/41	23,900	30,373
	Verizon Communications Inc.	4.000%	3/22/50	9,540	10,979
	Verizon Communications Inc.	4.672%	3/15/55	6,414	8,287
	Verizon Communications Inc.	2.987%	10/30/56	39,918	37,532
	ViacomCBS Inc.	3.700%	6/1/28	14,790	16,460
	Vodafone Group plc	5.000%	5/30/38	1,890	2,381
	Vodafone Group plc	5.250%	5/30/48	47,080	61,715
	Walt Disney Co.	2.000%	9/1/29	84,065	84,889
	Walt Disney Co.	2.650%	1/13/31	5,980	6,280
	Walt Disney Co.	6.200%	12/15/34	11,000	15,499
	Walt Disney Co.	3.500%	5/13/40	52,100	58,050
	Walt Disney Co.	2.750%	9/1/49	14,600	14,378
	Walt Disney Co.	3.600%	1/13/51	28,240	32,007
	Walt Disney Co.	3.800%	5/13/60	16,160	18,996
					2,226,422
Consumer Discretionary (2.0%)
	Amazon.com Inc.	2.800%	8/22/24	13,800	14,687
	Amazon.com Inc.	4.800%	12/5/34	55,880	71,980
	Amazon.com Inc.	4.950%	12/5/44	17,920	24,327
	Amazon.com Inc.	4.250%	8/22/57	32,790	41,955
	American Honda Finance Corp.	2.300%	9/9/26	17,135	18,055
	American Honda Finance Corp.	2.000%	3/24/28	34,925	35,834
[4]	BMW U.S. Capital LLC	2.250%	9/15/23	93,000	96,311
[4]	BMW U.S. Capital LLC	0.800%	4/1/24	25,960	26,097
[4]	Daimler Finance North America LLC	2.000%	7/6/21	60,000	60,000
[4]	Daimler Finance North America LLC	3.875%	9/15/21	3,270	3,294
[4]	Daimler Finance North America LLC	3.250%	8/1/24	3,970	4,244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Duke University	2.832%	10/1/55	9,635	10,042
	Emory University	2.143%	9/1/30	39,256	40,122
[4]	ERAC USA Finance LLC	3.300%	10/15/22	745	772
[4]	ERAC USA Finance LLC	7.000%	10/15/37	3,775	5,637
[4]	ERAC USA Finance LLC	5.625%	3/15/42	31,000	42,282
	General Motors Financial Co. Inc.	3.950%	4/13/24	58,730	63,276
	George Washington University	3.545%	9/15/46	10,000	11,086
	Georgetown University	4.315%	4/1/49	5,155	6,469
	Georgetown University	2.943%	4/1/50	9,795	9,947
	Home Depot Inc.	3.900%	12/6/28	10,040	11,669
	Home Depot Inc.	3.300%	4/15/40	32,073	35,164
	Home Depot Inc.	4.400%	3/15/45	22,390	28,392
	Home Depot Inc.	4.500%	12/6/48	12,020	15,624
[4]	Hyundai Capital America	0.800%	4/3/23	118,000	118,077
[4]	Hyundai Capital America	0.875%	6/14/24	30,300	30,164
[4,5]	Hyundai Capital America, 3M USD LIBOR + 0.940%	1.137%	7/8/21	50,500	50,506
[2]	Johns Hopkins University	4.083%	7/1/53	7,145	9,225
[2]	Johns Hopkins University	2.813%	1/1/60	12,420	12,363
	Lowe's Cos. Inc.	3.100%	5/3/27	115,000	125,497
	Marriott International Inc.	2.300%	1/15/22	44,000	44,298
	McDonald's Corp.	3.250%	6/10/24	4,400	4,726
	McDonald's Corp.	4.875%	12/9/45	22,775	29,320
	McDonald's Corp.	3.625%	9/1/49	28,770	31,875
[2]	Northeastern University	2.894%	10/1/50	8,570	8,720
	Starbucks Corp.	4.500%	11/15/48	49,962	62,257
	Starbucks Corp.	3.350%	3/12/50	7,185	7,505
[2]	University of Chicago	2.761%	4/1/45	9,540	9,667
	VF Corp.	2.800%	4/23/27	23,720	25,333
	VF Corp.	2.950%	4/23/30	54,225	57,387
					1,304,186
Consumer Staples (1.9%)
	Altria Group Inc.	5.800%	2/14/39	25,475	31,408
	Altria Group Inc.	4.500%	5/2/43	10,105	10,909
	Altria Group Inc.	3.875%	9/16/46	22,625	22,433
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	15,460	18,961
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	94,525	119,566
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,700	7,189
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,080	20,786
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	14,500	17,727
	Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	45,867
	BAT Capital Corp.	3.557%	8/15/27	60,340	64,567
[4]	BAT International Finance plc	3.950%	6/15/25	15,000	16,374
[4]	Cargill Inc.	2.125%	4/23/30	10,230	10,368
[4]	Cargill Inc.	4.760%	11/23/45	57,879	75,658
[4]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,780	24,541
[4]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	53,765	53,614
	Conagra Brands Inc.	4.600%	11/1/25	7,685	8,735
	Conagra Brands Inc.	1.375%	11/1/27	12,255	11,960
	Conagra Brands Inc.	5.300%	11/1/38	10,375	13,196
	Constellation Brands Inc.	2.700%	5/9/22	2,400	2,444
	Constellation Brands Inc.	3.750%	5/1/50	4,690	5,171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Danone SA	2.589%	11/2/23	10,000	10,424
[4]	Danone SA	2.947%	11/2/26	68,785	73,684
	Diageo Capital plc	2.625%	4/29/23	42,580	44,122
	Diageo Capital plc	2.375%	10/24/29	19,420	20,124
	Diageo Capital plc	2.000%	4/29/30	11,315	11,335
	Diageo Capital plc	2.125%	4/29/32	3,585	3,604
	Diageo Investment Corp.	2.875%	5/11/22	17,245	17,630
	Estee Lauder Cos. Inc.	2.375%	12/1/29	12,280	12,829
	Estee Lauder Cos. Inc.	2.600%	4/15/30	9,875	10,439
	Hormel Foods Corp.	1.700%	6/3/28	11,685	11,749
[4]	Imperial Brands Finance plc	3.750%	7/21/22	58,995	60,549
	Kroger Co.	3.850%	8/1/23	5,055	5,365
	McCormick & Co. Inc.	2.500%	4/15/30	6,060	6,225
	Molson Coors Beverage Co.	3.000%	7/15/26	57,600	61,775
	PepsiCo Inc.	2.375%	10/6/26	72,545	77,271
	PepsiCo Inc.	4.000%	3/5/42	15,755	19,145
	PepsiCo Inc.	3.450%	10/6/46	45,740	51,342
	PepsiCo Inc.	3.875%	3/19/60	17,565	21,667
	Philip Morris International Inc.	4.500%	3/20/42	11,665	13,824
	Philip Morris International Inc.	3.875%	8/21/42	22,785	25,196
	Philip Morris International Inc.	4.875%	11/15/43	5,835	7,302
	Philip Morris International Inc.	4.250%	11/10/44	15,000	17,519
[4]	Sigma Alimentos SA de CV	4.125%	5/2/26	21,075	22,922
	Walmart Inc.	3.550%	6/26/25	56,485	62,295
	Walmart Inc.	3.625%	12/15/47	14,950	17,537
					1,267,348
Energy (2.2%)
[4]	BG Energy Capital plc	4.000%	10/15/21	17,070	17,248
	BP Capital Markets America Inc.	3.245%	5/6/22	10,000	10,242
	BP Capital Markets America Inc.	1.749%	8/10/30	16,205	15,820
	BP Capital Markets America Inc.	2.772%	11/10/50	17,760	16,527
	BP Capital Markets America Inc.	2.939%	6/4/51	32,550	31,216
	BP Capital Markets plc	2.500%	11/6/22	8,000	8,230
	BP Capital Markets plc	3.994%	9/26/23	13,130	14,154
	BP Capital Markets plc	3.814%	2/10/24	38,000	41,112
	BP Capital Markets plc	3.506%	3/17/25	41,710	45,651
	Chevron Corp.	3.191%	6/24/23	44,600	46,813
	Cimarex Energy Co.	4.375%	6/1/24	30,289	32,968
	ConocoPhillips	7.000%	3/30/29	11,500	15,218
	ConocoPhillips Co.	4.950%	3/15/26	12,710	14,756
	Energy Transfer Operating LP	5.300%	4/15/47	5,600	6,535
	Enterprise Products Operating LLC	4.900%	5/15/46	5,000	6,187
	Enterprise Products Operating LLC	4.250%	2/15/48	23,475	27,002
	Enterprise Products Operating LLC	3.700%	1/31/51	5,445	5,851
	Equinor ASA	2.750%	11/10/21	31,091	31,370
	Equinor ASA	2.450%	1/17/23	10,840	11,187
	Equinor ASA	2.650%	1/15/24	10,105	10,624
	Equinor ASA	3.700%	3/1/24	20,035	21,658
	Equinor ASA	3.250%	11/10/24	17,460	18,889
	Equinor ASA	2.875%	4/6/25	4,965	5,305
	Equinor ASA	3.125%	4/6/30	82,270	89,608
	Equinor ASA	2.375%	5/22/30	15,795	16,289
	Exxon Mobil Corp.	2.726%	3/1/23	10,710	11,090
	Exxon Mobil Corp.	3.043%	3/1/26	7,330	7,956
	Exxon Mobil Corp.	2.275%	8/16/26	35,095	37,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exxon Mobil Corp.	2.440%	8/16/29	24,070	25,181
	Exxon Mobil Corp.	2.610%	10/15/30	36,910	38,932
	Exxon Mobil Corp.	4.114%	3/1/46	10,845	12,819
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	50,945	50,089
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	25,475	25,226
[4]	Qatar Petroleum	2.250%	7/12/31	24,825	24,561
[4]	Qatar Petroleum	3.125%	7/12/41	23,670	23,583
[4]	Saudi Arabian Oil Co.	3.500%	4/16/29	27,885	30,186
[4]	Schlumberger Holdings Corp.	4.000%	12/21/25	21,010	23,348
[4]	Schlumberger Holdings Corp.	3.900%	5/17/28	25,724	28,723
[4]	Schlumberger Investment SA	2.400%	8/1/22	20,765	21,099
	Shell International Finance BV	3.250%	5/11/25	28,680	31,141
	Shell International Finance BV	4.125%	5/11/35	40,575	48,191
	Shell International Finance BV	5.500%	3/25/40	10,795	15,029
	Shell International Finance BV	4.375%	5/11/45	95,725	117,389
[4]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	38,955	41,659
[4]	Sinopec Group Overseas Development 2016 Ltd.	3.500%	5/3/26	28,000	30,597
	Suncor Energy Inc.	3.600%	12/1/24	19,505	21,071
	Suncor Energy Inc.	5.950%	12/1/34	13,000	17,190
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	3,410	3,946
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	20,601	24,384
	Texaco Capital Inc.	8.625%	4/1/32	25,000	39,320
	Total Capital International SA	2.700%	1/25/23	32,714	33,911
	Total Capital International SA	3.750%	4/10/24	50,000	54,308
	TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	66,739
	TransCanada PipeLines Ltd.	4.100%	4/15/30	14,595	16,754
					1,481,902
Financials (16.0%)
[4]	AIA Group Ltd.	3.600%	4/9/29	49,000	54,345
[4]	AIA Group Ltd.	3.375%	4/7/30	12,795	14,034
	American Express Credit Corp.	2.700%	3/3/22	83,055	84,245
	American International Group Inc.	3.750%	7/10/25	9,640	10,616
	American International Group Inc.	4.250%	3/15/29	33,365	38,509
	American International Group Inc.	4.700%	7/10/35	2,550	3,088
	American International Group Inc.	6.250%	5/1/36	8,338	11,637
	American International Group Inc.	4.500%	7/16/44	12,839	15,584
	American International Group Inc.	4.800%	7/10/45	7,655	9,594
	American International Group Inc.	4.750%	4/1/48	4,455	5,659
	American International Group Inc.	4.375%	6/30/50	10,205	12,428
	American International Group Inc.	4.375%	1/15/55	5,100	6,198
[4]	Athene Global Funding	1.000%	4/16/24	23,855	23,936
[4]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	23,805	23,123
	Banco Santander SA	3.125%	2/23/23	28,600	29,776
	Banco Santander SA	3.848%	4/12/23	17,000	17,970
	Banco Santander SA	1.849%	3/25/26	66,600	67,366
	Banco Santander SA	2.749%	12/3/30	16,800	16,650
	Bank of America Corp.	3.300%	1/11/23	18,875	19,698
	Bank of America Corp.	2.816%	7/21/23	60,600	62,107
	Bank of America Corp.	4.125%	1/22/24	7,500	8,166
	Bank of America Corp.	4.000%	1/22/25	26,225	28,766
	Bank of America Corp.	3.559%	4/23/27	54,370	59,527
	Bank of America Corp.	3.593%	7/21/28	37,995	41,794
	Bank of America Corp.	3.419%	12/20/28	48,603	52,993

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	4.271%	7/23/29	72,640	83,481
	Bank of America Corp.	3.974%	2/7/30	69,430	78,725
	Bank of America Corp.	3.194%	7/23/30	33,250	35,796
	Bank of America Corp.	2.496%	2/13/31	99,085	101,308
	Bank of America Corp.	2.687%	4/22/32	65,125	67,084
	Bank of America Corp.	6.110%	1/29/37	30,000	41,171
	Bank of America Corp.	5.875%	2/7/42	8,770	12,609
	Bank of America Corp.	5.000%	1/21/44	24,180	32,203
	Bank of America Corp.	3.946%	1/23/49	5,290	6,120
	Bank of America Corp.	4.330%	3/15/50	59,475	73,325
[4]	Bank of Montreal	2.500%	1/11/22	122,300	123,722
	Bank of New York Mellon Corp.	2.200%	8/16/23	32,698	33,875
	Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	24,416
[5]	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	1.236%	10/30/23	43,060	43,577
	Bank of Nova Scotia	2.800%	7/21/21	58,100	58,182
	Bank of Nova Scotia	2.700%	8/3/26	60,225	64,322
	Barclays plc	3.932%	5/7/25	52,770	56,936
	Barclays plc	2.667%	3/10/32	52,470	52,825
[5]	Barclays plc, 3M USD LIBOR + 1.380%	1.536%	5/16/24	36,710	37,388
	Berkshire Hathaway Inc.	3.125%	3/15/26	23,645	25,849
[4]	BNP Paribas SA	2.950%	5/23/22	4,365	4,466
	BNP Paribas SA	3.250%	3/3/23	4,190	4,389
[4]	BNP Paribas SA	3.800%	1/10/24	56,070	60,165
[4]	BNP Paribas SA	3.375%	1/9/25	61,070	65,603
[4]	BNP Paribas SA	2.819%	11/19/25	44,480	46,788
[4]	BNP Paribas SA	1.323%	1/13/27	20,420	20,167
[4]	BNP Paribas SA	3.500%	11/16/27	74,220	80,792
[4]	BNP Paribas SA	2.871%	4/19/32	23,320	23,925
[4]	BPCE SA	5.700%	10/22/23	10,670	11,825
	BPCE SA	4.000%	4/15/24	25,885	28,228
[4]	BPCE SA	5.150%	7/21/24	37,185	41,467
[4]	BPCE SA	3.500%	10/23/27	64,900	70,514
[4]	BPCE SA	2.700%	10/1/29	48,550	50,716
[4]	Brighthouse Financial Global Funding	1.000%	4/12/24	4,600	4,608
[4]	Brighthouse Financial Global Funding	1.550%	5/24/26	37,050	37,367
[4]	Brighthouse Financial Global Funding	2.000%	6/28/28	27,235	27,262
[5]	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	0.838%	6/16/22	57,790	58,159
	Capital One Financial Corp.	4.750%	7/15/21	36,165	36,224
	Capital One Financial Corp.	3.750%	4/24/24	60,945	65,914
	Capital One Financial Corp.	3.200%	2/5/25	9,055	9,732
	Charles Schwab Corp.	0.750%	3/18/24	58,465	58,791
	Charles Schwab Corp.	3.200%	3/2/27	19,790	21,663
	Charles Schwab Corp.	2.000%	3/20/28	45,325	46,530
	Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	21,931
	Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	13,499
	Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	31,352
	Citigroup Inc.	0.981%	5/1/25	52,610	52,741
	Citigroup Inc.	1.462%	6/9/27	105,990	105,534
	Citigroup Inc.	4.125%	7/25/28	45,085	50,841
	Citigroup Inc.	3.520%	10/27/28	72,260	79,132
	Citigroup Inc.	6.625%	6/15/32	9,000	12,247
	Citigroup Inc.	3.878%	1/24/39	37,225	42,723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	5.875%	1/30/42	7,460	10,741
	Citigroup Inc.	5.300%	5/6/44	12,142	16,291
	Comerica Bank	2.500%	7/23/24	26,085	27,471
[4]	Commonwealth Bank of Australia	2.688%	3/11/31	79,335	79,176
[4]	Cooperatieve Rabobank UA	1.106%	2/24/27	50,065	49,359
[4]	Credit Agricole SA	3.750%	4/24/23	31,690	33,549
[4]	Credit Agricole SA	3.250%	10/4/24	79,590	85,299
	Credit Suisse AG	3.000%	10/29/21	53,710	54,192
	Credit Suisse AG	3.625%	9/9/24	3,955	4,295
[4]	Credit Suisse Group AG	3.574%	1/9/23	40,835	41,478
[4]	Credit Suisse Group AG	4.207%	6/12/24	12,285	13,082
	Credit Suisse Group AG	3.750%	3/26/25	57,400	62,256
[4]	Credit Suisse Group AG	2.593%	9/11/25	33,940	35,321
[4]	Credit Suisse Group AG	1.305%	2/2/27	35,345	34,623
[4]	Credit Suisse Group AG	3.869%	1/12/29	11,050	12,160
[4]	Credit Suisse Group AG	3.091%	5/14/32	32,865	33,863
[4,5]	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	1.359%	6/12/24	24,825	25,165
[4]	Danske Bank A/S	2.000%	9/8/21	41,970	42,090
[4]	Danske Bank A/S	5.000%	1/12/22	20,770	21,241
[4]	Danske Bank A/S	3.875%	9/12/23	45,515	48,457
[4]	Danske Bank A/S	5.375%	1/12/24	57,035	63,264
[4]	Danske Bank A/S	1.621%	9/11/26	30,135	30,135
[4]	DNB Bank ASA	1.535%	5/25/27	51,450	51,504
[4]	DNB Boligkreditt AS	2.500%	3/28/22	24,355	24,762
[4]	Equitable Financial Life Global Funding	1.400%	7/7/25	15,285	15,436
[4]	Equitable Financial Life Global Funding	1.400%	8/27/27	33,510	32,968
[4]	Equitable Financial Life Global Funding	1.800%	3/8/28	30,265	30,043
	Fifth Third Bancorp	2.550%	5/5/27	9,850	10,415
	Fifth Third Bank NA	3.850%	3/15/26	29,295	32,517
[4]	Five Corners Funding Trust	4.419%	11/15/23	5,320	5,796
[4]	GA Global Funding Trust	1.000%	4/8/24	36,170	36,253
	Goldman Sachs Group Inc.	5.250%	7/27/21	70,165	70,411
	Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	69,170
	Goldman Sachs Group Inc.	2.876%	10/31/22	65,405	65,915
	Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	8,095
	Goldman Sachs Group Inc.	3.500%	1/23/25	16,660	18,011
	Goldman Sachs Group Inc.	3.272%	9/29/25	44,260	47,340
	Goldman Sachs Group Inc.	4.250%	10/21/25	13,000	14,545
	Goldman Sachs Group Inc.	3.500%	11/16/26	48,000	52,187
	Goldman Sachs Group Inc.	3.850%	1/26/27	36,525	40,281
	Goldman Sachs Group Inc.	1.431%	3/9/27	76,670	76,445
	Goldman Sachs Group Inc.	1.542%	9/10/27	43,275	43,142
	Goldman Sachs Group Inc.	3.691%	6/5/28	14,525	16,042
	Goldman Sachs Group Inc.	3.814%	4/23/29	72,755	81,357
	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	62,780
	Goldman Sachs Group Inc.	3.800%	3/15/30	19,710	22,176
	Goldman Sachs Group Inc.	2.615%	4/22/32	39,650	40,550
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,700	30,658
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	25,968
[4]	Guardian Life Global Funding	1.250%	5/13/26	7,235	7,220
	HSBC Holdings plc	3.262%	3/13/23	25,625	26,142
	HSBC Holdings plc	3.600%	5/25/23	56,130	59,427
	HSBC Holdings plc	0.976%	5/24/25	19,405	19,395
	HSBC Holdings plc	3.900%	5/25/26	7,915	8,797

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	1.589%	5/24/27	27,800	27,837
	HSBC Holdings plc	4.041%	3/13/28	27,520	30,524
	HSBC Holdings plc	4.583%	6/19/29	40,190	46,454
	HSBC Holdings plc	2.357%	8/18/31	62,305	62,340
	HSBC Holdings plc	7.625%	5/17/32	15,800	22,206
	HSBC Holdings plc	2.804%	5/24/32	54,790	56,242
	HSBC Holdings plc	6.500%	5/2/36	22,000	30,307
	HSBC Holdings plc	6.100%	1/14/42	43,680	63,559
	HSBC Holdings plc	5.250%	3/14/44	5,795	7,515
[5]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.155%	5/18/24	26,495	26,840
	HSBC USA Inc.	3.500%	6/23/24	18,355	19,882
	ING Groep NV	3.150%	3/29/22	13,170	13,442
	ING Groep NV	3.950%	3/29/27	33,605	37,734
	ING Groep NV	1.726%	4/1/27	33,125	33,417
	Intercontinental Exchange Inc.	2.650%	9/15/40	6,100	5,846
	Intercontinental Exchange Inc.	3.000%	6/15/50	19,095	18,798
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,695	26,695
[4]	JAB Holdings BV	2.200%	11/23/30	10,375	10,108
[4]	JAB Holdings BV	3.750%	5/28/51	20,355	21,745
[4]	Jackson National Life Global Funding	3.250%	1/30/24	48,955	52,143
	JPMorgan Chase & Co.	3.375%	5/1/23	36,370	38,287
	JPMorgan Chase & Co.	3.875%	2/1/24	11,200	12,139
	JPMorgan Chase & Co.	3.900%	7/15/25	11,560	12,784
	JPMorgan Chase & Co.	7.750%	7/15/25	25,000	31,442
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	29,232
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	80,810
	JPMorgan Chase & Co.	4.125%	12/15/26	24,400	27,614
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	10,576
	JPMorgan Chase & Co.	2.069%	6/1/29	14,530	14,642
	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	46,755
	JPMorgan Chase & Co.	3.702%	5/6/30	18,940	21,183
	JPMorgan Chase & Co.	1.953%	2/4/32	37,965	36,918
	JPMorgan Chase & Co.	2.580%	4/22/32	22,175	22,782
	JPMorgan Chase & Co.	3.109%	4/22/41	38,075	39,455
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	98,077
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	22,314
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	19,065
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	15,892
	JPMorgan Chase & Co.	3.964%	11/15/48	160,000	187,475
	JPMorgan Chase & Co.	3.109%	4/22/51	38,610	40,024
[4]	Liberty Mutual Group Inc.	4.250%	6/15/23	2,608	2,789
[4]	Liberty Mutual Group Inc.	4.569%	2/1/29	9,217	10,773
[4]	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	26,647
	Loews Corp.	2.625%	5/15/23	14,100	14,607
[4]	LSEGA Financing plc	1.375%	4/6/26	97,795	97,963
[4]	LSEGA Financing plc	2.000%	4/6/28	63,125	63,828
[4]	LSEGA Financing plc	2.500%	4/6/31	38,890	39,803
[4]	Macquarie Group Ltd.	4.150%	3/27/24	50,725	53,705
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	21,485
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	22,125	25,952
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,400	14,211
	MetLife Inc.	3.600%	4/10/24	28,000	30,285
	MetLife Inc.	4.125%	8/13/42	5,300	6,336
	MetLife Inc.	4.875%	11/13/43	17,500	23,070
[4]	Metropolitan Life Global Funding I	3.450%	10/9/21	28,465	28,714
[4]	Metropolitan Life Global Funding I	2.650%	4/8/22	14,005	14,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	33,228
[4]	Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	46,900
[4]	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	31,086
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	64,285	65,826
	Morgan Stanley	3.750%	2/25/23	23,000	24,240
	Morgan Stanley	3.875%	4/29/24	22,050	23,972
	Morgan Stanley	0.790%	5/30/25	51,000	50,799
	Morgan Stanley	2.720%	7/22/25	51,520	54,240
	Morgan Stanley	4.000%	7/23/25	20,805	23,165
	Morgan Stanley	3.125%	7/27/26	36,950	40,002
	Morgan Stanley	4.350%	9/8/26	15,000	16,999
	Morgan Stanley	3.625%	1/20/27	31,000	34,404
	Morgan Stanley	3.772%	1/24/29	56,830	63,818
	Morgan Stanley	2.699%	1/22/31	72,345	75,781
	Morgan Stanley	7.250%	4/1/32	51,100	74,357
	Morgan Stanley	4.300%	1/27/45	24,705	30,640
[4]	National Australia Bank Ltd.	2.400%	12/7/21	75,600	76,295
[4]	National Australia Bank Ltd.	2.332%	8/21/30	83,980	81,519
[4]	National Australia Bank Ltd.	2.990%	5/21/31	47,110	47,835
[4]	Nationwide Building Society	3.622%	4/26/23	22,755	23,332
[4]	Nationwide Financial Services Inc.	3.900%	11/30/49	47,630	52,558
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	66,415	74,319
	Natwest Group plc	1.642%	6/14/27	30,570	30,568
[4]	NatWest Markets plc	0.800%	8/12/24	23,725	23,627
[4]	NBK SPC Ltd.	2.750%	5/30/22	56,875	57,900
[4]	New York Life Global Funding	2.900%	1/17/24	58,670	62,109
[4]	New York Life Insurance Co.	5.875%	5/15/33	44,785	58,698
[4]	New York Life Insurance Co.	3.750%	5/15/50	17,810	20,011
[4]	New York Life Insurance Co.	4.450%	5/15/69	14,535	18,085
[4]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,098	27,520
[4]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,060	9,888
[4]	Pacific Life Global Funding II	1.375%	4/14/26	51,785	51,937
	PNC Bank NA	3.300%	10/30/24	14,645	15,892
	PNC Bank NA	2.950%	2/23/25	34,775	37,318
	PNC Bank NA	3.100%	10/25/27	42,485	46,522
	PNC Bank NA	3.250%	1/22/28	60,960	67,300
	PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	43,629
	PNC Financial Services Group Inc.	2.550%	1/22/30	52,980	55,782
[4]	Principal Life Global Funding II	2.500%	9/16/29	45,000	46,898
	Prudential Financial Inc.	3.000%	3/10/40	8,200	8,406
	Prudential plc	3.125%	4/14/30	21,325	22,970
	Royal Bank of Canada	2.750%	2/1/22	44,630	45,291
	Santander Holdings USA Inc.	3.700%	3/28/22	28,405	28,997
	Santander Holdings USA Inc.	3.400%	1/18/23	26,105	27,167
[4]	Standard Chartered plc	2.744%	9/10/22	42,655	42,828
[4]	Standard Chartered plc	1.214%	3/23/25	12,545	12,607
	State Street Corp.	2.653%	5/15/23	31,280	31,908
[4]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	100,340	100,558
	Svenska Handelsbanken AB	1.875%	9/7/21	37,750	37,868
[4]	Svenska Handelsbanken AB	1.418%	6/11/27	65,775	65,578
[4]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	21,990	28,356
[4]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	42,865	51,209
[4]	Temasek Financial I Ltd.	2.375%	1/23/23	39,070	40,239
[4]	Temasek Financial I Ltd.	3.625%	8/1/28	36,135	40,952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Temasek Financial I Ltd.	2.250%	4/6/51	40,775	39,286
[4]	Temasek Financial I Ltd.	2.500%	10/6/70	23,800	23,080
[4]	Toronto-Dominion Bank	2.500%	1/18/23	77,500	78,444
	Truist Bank	2.625%	1/15/22	22,740	22,996
	Truist Bank	3.300%	5/15/26	11,955	13,108
	Truist Financial Corp.	3.200%	9/3/21	25,210	25,276
	Truist Financial Corp.	2.200%	3/16/23	60,000	61,769
	Truist Financial Corp.	3.700%	6/5/25	48,000	52,890
	Truist Financial Corp.	1.950%	6/5/30	33,005	33,050
	U.S. Bancorp	2.625%	1/24/22	47,510	48,061
	U.S. Bancorp	3.700%	1/30/24	39,005	42,032
	U.S. Bancorp	2.375%	7/22/26	45,000	47,580
[4]	UBS AG	1.250%	6/1/26	60,465	60,334
[4]	UBS Group AG	2.650%	2/1/22	46,000	46,634
[4]	UBS Group AG	3.126%	8/13/30	18,240	19,548
[4]	UBS Group AG	2.095%	2/11/32	25,345	24,801
[4]	UniCredit SPA	1.982%	6/3/27	37,130	36,971
[4]	UniCredit SPA	3.127%	6/3/32	40,330	40,536
[4]	USAA Capital Corp.	2.125%	5/1/30	3,735	3,776
	Wachovia Corp.	6.605%	10/1/25	15,000	18,185
	Wells Fargo & Co.	3.450%	2/13/23	39,400	41,295
	Wells Fargo & Co.	4.480%	1/16/24	34,444	37,704
	Wells Fargo & Co.	3.750%	1/24/24	30,455	32,754
	Wells Fargo & Co.	3.000%	2/19/25	28,660	30,674
	Wells Fargo & Co.	0.805%	5/19/25	24,935	24,890
	Wells Fargo & Co.	3.550%	9/29/25	27,170	29,875
	Wells Fargo & Co.	3.000%	4/22/26	36,830	39,611
	Wells Fargo & Co.	4.100%	6/3/26	45,700	51,324
	Wells Fargo & Co.	3.000%	10/23/26	6,435	6,938
	Wells Fargo & Co.	3.196%	6/17/27	57,145	61,728
	Wells Fargo & Co.	2.879%	10/30/30	28,045	29,706
	Wells Fargo & Co.	2.572%	2/11/31	98,745	102,218
	Wells Fargo & Co.	5.606%	1/15/44	28,551	39,051
	Wells Fargo & Co.	4.650%	11/4/44	20,735	25,551
	Wells Fargo & Co.	4.900%	11/17/45	16,060	20,557
	Wells Fargo & Co.	4.400%	6/14/46	36,200	43,716
	Wells Fargo & Co.	4.750%	12/7/46	38,790	49,026
	Willis North America Inc.	2.950%	9/15/29	6,870	7,226
					10,636,942
Health Care (4.8%)
	AbbVie Inc.	5.000%	12/15/21	23,725	23,950
	AbbVie Inc.	3.450%	3/15/22	23,785	24,187
	AbbVie Inc.	3.800%	3/15/25	12,825	14,026
	AbbVie Inc.	4.050%	11/21/39	19,895	23,095
	AbbVie Inc.	4.850%	6/15/44	14,075	17,887
	AbbVie Inc.	4.450%	5/14/46	35,585	43,103
	AbbVie Inc.	4.250%	11/21/49	22,440	26,905
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	17,670	17,908
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	19,220	19,819
	Aetna Inc.	2.800%	6/15/23	32,080	33,390
[4]	Alcon Finance Corp.	2.750%	9/23/26	5,645	5,976
[4]	Alcon Finance Corp.	2.600%	5/27/30	7,035	7,190
[4]	Alcon Finance Corp.	3.800%	9/23/49	32,825	36,493
	AmerisourceBergen Corp.	0.737%	3/15/23	27,355	27,409
	Amgen Inc.	3.625%	5/22/24	38,185	41,113
	Amgen Inc.	2.300%	2/25/31	67,075	67,928
	Amgen Inc.	3.150%	2/21/40	44,355	46,129
	Amgen Inc.	5.150%	11/15/41	6,373	8,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	2.770%	9/1/53	8,878	8,438
	Anthem Inc.	3.650%	12/1/27	13,150	14,712
	Anthem Inc.	4.101%	3/1/28	42,145	48,228
	Anthem Inc.	2.550%	3/15/31	38,225	39,428
	Anthem Inc.	4.650%	8/15/44	3,181	3,984
	Ascension Health	2.532%	11/15/29	48,025	50,652
[2]	Ascension Health	4.847%	11/15/53	1,950	2,739
	AstraZeneca plc	3.375%	11/16/25	27,755	30,394
	AstraZeneca plc	4.000%	1/17/29	33,295	38,271
[4]	Bayer U.S. Finance II LLC	4.250%	12/15/25	23,781	26,513
[4]	Bayer U.S. Finance II LLC	5.500%	7/30/35	15,000	18,560
[4]	Bayer U.S. Finance LLC	3.000%	10/8/21	38,730	39,000
[4]	Bayer U.S. Finance LLC	3.375%	10/8/24	26,960	28,953
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,675	19,449
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,525	11,445
	Boston Scientific Corp.	4.000%	3/1/29	6,515	7,414
	Bristol-Myers Squibb Co.	2.750%	2/15/23	4,416	4,577
	Bristol-Myers Squibb Co.	3.250%	2/20/23	7,303	7,630
	Bristol-Myers Squibb Co.	3.400%	7/26/29	29,395	32,928
	Bristol-Myers Squibb Co.	4.125%	6/15/39	16,775	20,281
	Bristol-Myers Squibb Co.	4.550%	2/20/48	7,153	9,336
	Bristol-Myers Squibb Co.	4.250%	10/26/49	48,907	61,771
	Bristol-Myers Squibb Co.	2.550%	11/13/50	17,765	17,013
	Children's Hospital Corp.	2.585%	2/1/50	5,670	5,386
	Cigna Corp.	3.250%	4/15/25	30,765	33,158
	Cigna Corp.	4.375%	10/15/28	18,115	21,085
	CommonSpirit Health	2.950%	11/1/22	33,780	34,866
	CommonSpirit Health	4.200%	8/1/23	11,695	12,521
	CommonSpirit Health	2.760%	10/1/24	28,080	29,558
	CommonSpirit Health	3.347%	10/1/29	40,950	44,377
	CommonSpirit Health	2.782%	10/1/30	16,260	16,920
[2]	CommonSpirit Health	4.350%	11/1/42	22,185	25,927
	CommonSpirit Health	4.187%	10/1/49	34,445	39,558
	Cottage Health Obligated Group	3.304%	11/1/49	10,000	10,840
	CVS Health Corp.	2.750%	12/1/22	20,000	20,556
	CVS Health Corp.	4.300%	3/25/28	4,906	5,636
	CVS Health Corp.	4.875%	7/20/35	18,205	22,196
	CVS Health Corp.	4.125%	4/1/40	18,000	20,866
	CVS Health Corp.	5.125%	7/20/45	25,595	33,221
[2,4]	CVS Pass-Through Trust	5.926%	1/10/34	11,896	14,364
	Dignity Health	3.812%	11/1/24	18,560	20,291
[4]	EMD Finance LLC	2.950%	3/19/22	19,640	19,925
	Gilead Sciences Inc.	2.500%	9/1/23	26,390	27,452
	Gilead Sciences Inc.	3.700%	4/1/24	21,420	23,018
	Gilead Sciences Inc.	3.500%	2/1/25	28,575	30,963
	Gilead Sciences Inc.	4.500%	2/1/45	26,007	31,760
	Gilead Sciences Inc.	2.800%	10/1/50	20,185	19,391
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	25,750	26,815
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	21,643
	GlaxoSmithKline Capital plc	2.850%	5/8/22	51,595	52,737
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,815	12,878
	Johnson & Johnson	6.730%	11/15/23	15,000	17,272
	Johnson & Johnson	2.450%	3/1/26	78,000	83,072
	Kaiser Foundation Hospitals	3.150%	5/1/27	15,190	16,635
	Kaiser Foundation Hospitals	2.810%	6/1/41	39,420	40,276
	Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	17,105
	Kaiser Foundation Hospitals	3.002%	6/1/51	38,650	39,868

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mass General Brigham Inc.	3.192%	7/1/49	32,645	34,453
	Mass General Brigham Inc.	3.342%	7/1/60	31,285	34,408
	Mayo Clinic	4.128%	11/15/52	11,465	14,427
	Medtronic Inc.	3.500%	3/15/25	9,849	10,811
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	15,655
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	20,260	20,716
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	7,820	9,881
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	7,579
	Merck & Co. Inc.	2.750%	2/10/25	38,000	40,488
	Merck & Co. Inc.	3.400%	3/7/29	58,390	65,440
	Merck & Co. Inc.	4.150%	5/18/43	28,405	35,059
	Mercy Health	4.302%	7/1/28	19,830	23,307
	Novartis Capital Corp.	3.400%	5/6/24	13,425	14,481
	Novartis Capital Corp.	4.400%	5/6/44	21,485	27,534
	Pfizer Inc.	3.000%	12/15/26	28,400	31,182
	Pfizer Inc.	3.450%	3/15/29	52,500	59,062
	Pfizer Inc.	1.700%	5/28/30	9,100	9,051
	Pfizer Inc.	4.100%	9/15/38	52,715	64,102
	Pfizer Inc.	2.550%	5/28/40	11,300	11,334
	Pfizer Inc.	2.700%	5/28/50	12,495	12,458
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	14,735	15,721
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	25,655	26,893
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	12,030	13,961
[4]	Roche Holdings Inc.	2.375%	1/28/27	61,570	64,869
[4]	Royalty Pharma plc	3.300%	9/2/40	15,135	15,216
[4]	Royalty Pharma plc	3.550%	9/2/50	48,265	48,188
	Rush Obligated Group	3.922%	11/15/29	12,000	13,705
	SSM Health Care Corp.	3.823%	6/1/27	41,615	46,497
	Sutter Health	2.294%	8/15/30	19,905	20,092
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,825	30,559
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,290	18,483
	Toledo Hospital	5.750%	11/15/38	18,425	22,235
	UnitedHealth Group Inc.	2.875%	3/15/22	2,346	2,374
	UnitedHealth Group Inc.	2.875%	3/15/23	12,000	12,517
	UnitedHealth Group Inc.	3.100%	3/15/26	14,220	15,505
	UnitedHealth Group Inc.	3.850%	6/15/28	34,260	39,360
	UnitedHealth Group Inc.	2.000%	5/15/30	11,275	11,369
	UnitedHealth Group Inc.	4.625%	7/15/35	9,285	11,756
	UnitedHealth Group Inc.	6.625%	11/15/37	20,000	30,444
	UnitedHealth Group Inc.	2.750%	5/15/40	12,760	12,913
	UnitedHealth Group Inc.	4.625%	11/15/41	36,010	45,861
	UnitedHealth Group Inc.	4.250%	3/15/43	31,000	38,001
	UnitedHealth Group Inc.	4.750%	7/15/45	12,296	16,120
	UnitedHealth Group Inc.	4.200%	1/15/47	8,345	10,199
	UnitedHealth Group Inc.	4.250%	6/15/48	12,545	15,527
	UnitedHealth Group Inc.	4.450%	12/15/48	4,890	6,258
	UnitedHealth Group Inc.	3.700%	8/15/49	40,900	46,922
	UnitedHealth Group Inc.	2.900%	5/15/50	36,364	36,671
	UnitedHealth Group Inc.	3.875%	8/15/59	4,060	4,809
	UnitedHealth Group Inc.	3.125%	5/15/60	12,840	13,234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wyeth LLC	5.950%	4/1/37	15,000	21,523
					3,187,942
Industrials (2.1%)
[4]	BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	28,378
[4]	BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	32,922
[4]	BAE Systems plc	3.400%	4/15/30	9,390	10,204
	Boeing Co.	1.433%	2/4/24	34,165	34,253
	Boeing Co.	2.700%	2/1/27	16,380	16,926
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,326
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,748	5,110
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	5,750	7,329
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	21,220	25,709
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	26,898	32,692
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,225	3,897
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	16,975	17,693
	Canadian National Railway Co.	2.450%	5/1/50	25,925	23,461
	Carrier Global Corp.	2.722%	2/15/30	15,103	15,658
	Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	41,020
	Caterpillar Inc.	3.400%	5/15/24	19,475	20,916
	Caterpillar Inc.	5.200%	5/27/41	19,770	27,325
	CSX Corp.	4.300%	3/1/48	16,635	20,197
	CSX Corp.	3.350%	9/15/49	7,745	8,205
	Eaton Corp.	6.500%	6/1/25	10,000	11,883
	FedEx Corp.	4.100%	2/1/45	4,320	4,938
	FedEx Corp.	4.550%	4/1/46	5,894	7,135
	FedEx Corp.	4.050%	2/15/48	1,653	1,899
	Illinois Tool Works Inc.	3.500%	3/1/24	42,775	45,816
	John Deere Capital Corp.	2.800%	1/27/23	8,000	8,313
	John Deere Capital Corp.	3.350%	6/12/24	9,000	9,727
	John Deere Capital Corp.	3.450%	3/13/25	43,560	47,762
	Johnson Controls International plc	3.750%	12/1/21	596	599
	Kansas City Southern	4.950%	8/15/45	13,845	17,689
	Lockheed Martin Corp.	2.900%	3/1/25	26,840	28,777
	Lockheed Martin Corp.	1.850%	6/15/30	2,545	2,554
	Lockheed Martin Corp.	4.500%	5/15/36	6,715	8,441
	Lockheed Martin Corp.	3.800%	3/1/45	7,501	8,747
	Lockheed Martin Corp.	4.700%	5/15/46	12,041	15,933
	Lockheed Martin Corp.	2.800%	6/15/50	10,925	10,956
	Lockheed Martin Corp.	4.090%	9/15/52	4,609	5,761
	Otis Worldwide Corp.	2.565%	2/15/30	8,155	8,451
	Otis Worldwide Corp.	3.112%	2/15/40	16,205	16,755
	Otis Worldwide Corp.	3.362%	2/15/50	29,445	31,010
	Parker-Hannifin Corp.	3.250%	6/14/29	9,065	9,916
	Parker-Hannifin Corp.	4.450%	11/21/44	14,290	17,667
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	15,560	16,690
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	22,660	23,852
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	53,520	58,552
	Raytheon Technologies Corp.	4.125%	11/16/28	32,800	37,778
	Raytheon Technologies Corp.	4.450%	11/16/38	9,050	10,953
	Raytheon Technologies Corp.	4.500%	6/1/42	34,249	42,629
	Raytheon Technologies Corp.	3.750%	11/1/46	5,891	6,644
[4]	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	60,840	62,304
[4]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	62,200	66,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	21,840	21,954
[4]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	38,245	38,653
[4]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	51,835
	Stanley Black & Decker Inc.	4.850%	11/15/48	24,040	32,410
	Teledyne Technologies Inc.	2.250%	4/1/28	40,240	41,000
	Teledyne Technologies Inc.	2.750%	4/1/31	44,340	45,584
	Union Pacific Corp.	3.700%	3/1/29	27,750	31,241
	Union Pacific Corp.	3.250%	2/5/50	14,765	15,554
	Union Pacific Corp.	3.799%	10/1/51	14,843	16,963
	Union Pacific Corp.	3.839%	3/20/60	12,720	14,439
	Union Pacific Corp.	2.973%	9/16/62	7,030	6,751
	Union Pacific Corp.	3.750%	2/5/70	16,165	17,781
[2]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	6,090	6,237
					1,366,126
Materials (0.1%)
[4]	Air Liquide Finance SA	2.250%	9/27/23	21,000	21,780
[4]	Air Liquide Finance SA	2.500%	9/27/26	16,815	17,849
	International Paper Co.	4.350%	8/15/48	23,159	28,831
					68,460
Real Estate (0.8%)
	American Tower Corp.	4.700%	3/15/22	2,905	2,992
	American Tower Corp.	5.000%	2/15/24	8,641	9,582
	American Tower Corp.	4.400%	2/15/26	7,300	8,244
	American Tower Corp.	3.800%	8/15/29	32,261	35,982
	Boston Properties LP	3.125%	9/1/23	13,520	14,175
	Boston Properties LP	3.800%	2/1/24	1,780	1,905
	Crown Castle International Corp.	3.650%	9/1/27	10,385	11,450
	Crown Castle International Corp.	3.800%	2/15/28	8,575	9,528
	Crown Castle International Corp.	2.100%	4/1/31	76,475	74,587
	Equinix Inc.	3.000%	7/15/50	35,915	34,438
	Healthpeak Properties Inc.	3.000%	1/15/30	30,600	32,458
	Realty Income Corp.	3.250%	1/15/31	19,405	21,176
[4]	SBA Tower Trust	1.631%	11/15/26	24,900	24,878
[4]	SBA Tower Trust	3.448%	3/15/48	28,730	29,292
[4]	SBA Tower Trust	2.836%	1/15/50	24,160	25,191
[4]	SBA Tower Trust	1.884%	7/15/50	9,320	9,393
[4]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	28,670	33,307
	Simon Property Group LP	3.750%	2/1/24	6,645	7,124
	Simon Property Group LP	3.375%	10/1/24	20,470	22,036
	Simon Property Group LP	2.450%	9/13/29	38,350	39,455
	VEREIT Operating Partnership LP	3.400%	1/15/28	8,845	9,643
	VEREIT Operating Partnership LP	2.200%	6/15/28	25,855	26,294
	VEREIT Operating Partnership LP	2.850%	12/15/32	19,565	20,461
					503,591
Technology (3.8%)
	Apple Inc.	3.000%	2/9/24	22,750	24,139
	Apple Inc.	3.450%	5/6/24	31,140	33,708
	Apple Inc.	2.850%	5/11/24	45,635	48,447
	Apple Inc.	2.750%	1/13/25	21,615	23,110
	Apple Inc.	3.250%	2/23/26	38,220	41,970
	Apple Inc.	2.450%	8/4/26	55,182	58,697
	Apple Inc.	3.350%	2/9/27	56,435	62,645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.200%	5/11/27	39,750	43,909
	Apple Inc.	2.900%	9/12/27	83,420	90,936
	Apple Inc.	3.850%	5/4/43	15,275	18,181
	Apple Inc.	4.450%	5/6/44	4,035	5,201
	Apple Inc.	3.850%	8/4/46	36,510	43,366
	Apple Inc.	2.650%	5/11/50	26,520	25,993
	Apple Inc.	2.550%	8/20/60	50,285	46,894
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	10,955	12,108
	Broadcom Inc.	4.250%	4/15/26	3,395	3,807
	Broadcom Inc.	4.110%	9/15/28	38,911	43,745
	Broadcom Inc.	4.150%	11/15/30	4,670	5,241
[4]	Broadcom Inc.	3.500%	2/15/41	26,355	27,046
[4]	Broadcom Inc.	3.750%	2/15/51	12,880	13,460
	Cisco Systems Inc.	2.500%	9/20/26	15,921	17,082
	Fidelity National Information Services Inc.	1.650%	3/1/28	8,650	8,598
	Fiserv Inc.	3.200%	7/1/26	21,845	23,665
	Global Payments Inc.	2.900%	5/15/30	22,020	22,927
	Intel Corp.	2.875%	5/11/24	29,825	31,710
	Intel Corp.	4.100%	5/19/46	47,755	57,373
	International Business Machines Corp.	3.375%	8/1/23	61,300	65,075
	International Business Machines Corp.	3.625%	2/12/24	22,800	24,555
	International Business Machines Corp.	3.000%	5/15/24	81,400	86,747
	International Business Machines Corp.	7.000%	10/30/25	25,000	31,318
	International Business Machines Corp.	3.300%	5/15/26	148,025	162,786
	International Business Machines Corp.	3.500%	5/15/29	98,025	109,741
	International Business Machines Corp.	2.850%	5/15/40	22,310	22,557
	International Business Machines Corp.	2.950%	5/15/50	8,825	8,852
	Microsoft Corp.	2.875%	2/6/24	47,230	49,977
	Microsoft Corp.	2.700%	2/12/25	23,890	25,583
	Microsoft Corp.	3.125%	11/3/25	11,865	12,947
	Microsoft Corp.	2.400%	8/8/26	64,501	68,736
	Microsoft Corp.	3.450%	8/8/36	25,692	29,692
	Microsoft Corp.	2.525%	6/1/50	162,183	159,372
	Microsoft Corp.	2.921%	3/17/52	115,380	122,388
	Microsoft Corp.	2.675%	6/1/60	19,051	18,968
	Oracle Corp.	1.900%	9/15/21	70,285	70,425
	Oracle Corp.	2.500%	5/15/22	38,860	39,457
	Oracle Corp.	2.400%	9/15/23	63,535	65,909
	Oracle Corp.	2.950%	11/15/24	80,105	85,345
	Oracle Corp.	2.950%	5/15/25	11,300	12,034
	Oracle Corp.	1.650%	3/25/26	94,560	95,871
	Oracle Corp.	3.250%	11/15/27	112,120	121,773
	Oracle Corp.	4.000%	11/15/47	16,360	17,835
	Oracle Corp.	3.950%	3/25/51	16,985	18,560
	Oracle Corp.	3.850%	4/1/60	18,920	20,033
	QUALCOMM Inc.	1.300%	5/20/28	27,611	27,025
	QUALCOMM Inc.	2.150%	5/20/30	44,450	45,493
	QUALCOMM Inc.	1.650%	5/20/32	41,504	39,686

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	QUALCOMM Inc.	3.250%	5/20/50	15,990	17,241
					2,509,939
Utilities (5.4%)
	AEP Texas Inc.	4.150%	5/1/49	4,750	5,548
	AEP Texas Inc.	3.450%	1/15/50	16,810	17,434
	Alabama Power Co.	5.200%	6/1/41	3,365	4,406
	Alabama Power Co.	4.100%	1/15/42	5,595	6,434
	Alabama Power Co.	3.750%	3/1/45	20,255	23,100
	Alabama Power Co.	4.300%	7/15/48	27,790	34,400
	Ameren Illinois Co.	2.700%	9/1/22	58,000	59,261
	Ameren Illinois Co.	3.800%	5/15/28	22,365	25,303
	Ameren Illinois Co.	3.700%	12/1/47	5,085	5,817
	American Water Capital Corp.	2.950%	9/1/27	20,245	21,866
	American Water Capital Corp.	3.750%	9/1/47	1,495	1,688
	American Water Capital Corp.	4.200%	9/1/48	29,696	36,087
	American Water Capital Corp.	4.150%	6/1/49	885	1,069
	American Water Capital Corp.	3.450%	5/1/50	4,430	4,790
	Arizona Public Service Co.	3.350%	5/15/50	16,830	17,967
	Baltimore Gas and Electric Co.	2.800%	8/15/22	26,250	26,789
	Baltimore Gas and Electric Co.	2.400%	8/15/26	20,945	22,055
	Baltimore Gas and Electric Co.	2.900%	6/15/50	9,820	9,811
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,052	45,165
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	865	1,192
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	14,169
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	32,020	39,293
[4]	Boston Gas Co.	3.150%	8/1/27	8,010	8,587
[4]	Boston Gas Co.	3.001%	8/1/29	5,700	6,003
[4]	Brooklyn Union Gas Co.	4.273%	3/15/48	63,125	72,037
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	8,345
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	10,266
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	6,117
	Cleco Corporate Holdings LLC	3.375%	9/15/29	13,465	13,937
	Commonwealth Edison Co.	2.950%	8/15/27	23,275	25,137
	Commonwealth Edison Co.	4.350%	11/15/45	11,990	14,892
	Commonwealth Edison Co.	3.650%	6/15/46	6,420	7,276
	Commonwealth Edison Co.	4.000%	3/1/48	17,900	21,457
	Consolidated Edison Co of New York Inc.	6.300%	8/15/37	45,000	63,155
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	12,697
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	37,328
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	3,054
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,755	1,996
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	24,915	31,329
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	22,720	27,571
	Delmarva Power & Light Co.	3.500%	11/15/23	9,550	10,173
	Dominion Energy Inc.	2.715%	8/15/21	14,945	14,988
[4]	Dominion Energy Inc.	2.450%	1/15/23	106,490	109,646
	Dominion Energy Inc.	4.900%	8/1/41	13,562	17,164
	Dominion Energy Inc.	4.600%	3/15/49	13,855	17,422

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	6,748
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,889
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	32,751
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	13,193
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	8,768
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	36,331
	DTE Energy Co.	3.800%	3/15/27	19,405	21,581
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	6,390
	Duke Energy Carolinas LLC	6.100%	6/1/37	13,915	19,381
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	5,684
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	7,721
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	6,129
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	19,403
	Duke Energy Corp.	2.650%	9/1/26	17,480	18,489
	Duke Energy Corp.	3.400%	6/15/29	11,420	12,512
	Duke Energy Corp.	3.300%	6/15/41	33,075	33,856
	Duke Energy Corp.	4.800%	12/15/45	37,600	46,091
	Duke Energy Corp.	3.750%	9/1/46	14,740	15,716
	Duke Energy Corp.	3.500%	6/15/51	36,945	38,198
	Duke Energy Progress LLC	6.300%	4/1/38	1,625	2,361
	Duke Energy Progress LLC	4.100%	3/15/43	6,221	7,405
	Duke Energy Progress LLC	4.200%	8/15/45	61,923	74,646
[4]	East Ohio Gas Co.	2.000%	6/15/30	13,440	13,308
[4]	East Ohio Gas Co.	3.000%	6/15/50	19,575	19,541
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	14,085	14,914
[4]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	20,627
[4]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	14,190	16,733
[4]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	7,003	8,070
[4]	Electricite de France SA	4.875%	9/21/38	69,690	85,846
[4]	Electricite de France SA	4.875%	1/22/44	2,910	3,666
[4]	Electricite de France SA	4.950%	10/13/45	12,500	16,049
	Emera U.S. Finance LP	3.550%	6/15/26	32,320	35,345
	Entergy Corp.	2.950%	9/1/26	7,085	7,569
	Entergy Louisiana LLC	3.120%	9/1/27	10,065	10,983
	Evergy Inc.	2.450%	9/15/24	28,130	29,461
	Evergy Kansas Central Inc.	3.250%	9/1/49	3,120	3,290
	Evergy Metro Inc.	2.250%	6/1/30	8,520	8,674
	Evergy Metro Inc.	4.200%	3/15/48	3,282	3,993
	Eversource Energy	2.900%	10/1/24	25,155	26,645
	Eversource Energy	3.150%	1/15/25	6,775	7,235
	Eversource Energy	3.300%	1/15/28	14,490	15,822
	Florida Power & Light Co.	6.200%	6/1/36	12,452	17,579
	Florida Power & Light Co.	5.950%	2/1/38	10,000	14,422
	Florida Power & Light Co.	5.690%	3/1/40	4,994	7,129
	Florida Power & Light Co.	5.250%	2/1/41	29,745	40,757
	Florida Power & Light Co.	4.125%	2/1/42	20,000	24,373
	Florida Power & Light Co.	3.700%	12/1/47	27,690	32,565
	Fortis Inc.	3.055%	10/4/26	44,365	47,700
	Georgia Power Co.	4.750%	9/1/40	34,725	42,897
	Georgia Power Co.	4.300%	3/15/42	28,162	33,361

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Power Co.	3.700%	1/30/50	9,335	10,162
	Indiana Michigan Power Co.	4.250%	8/15/48	14,590	17,756
[4]	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	39,437
[4]	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	6,917
[4]	Massachusetts Electric Co.	5.900%	11/15/39	21,895	30,380
[4]	Metropolitan Edison Co.	4.300%	1/15/29	6,851	7,665
	MidAmerican Energy Co.	5.750%	11/1/35	9,925	13,657
	MidAmerican Energy Co.	4.400%	10/15/44	1,110	1,375
	MidAmerican Energy Co.	4.250%	5/1/46	14,675	18,135
	MidAmerican Energy Co.	4.250%	7/15/49	11,000	13,818
	MidAmerican Energy Co.	3.150%	4/15/50	44,720	47,803
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,400	3,823
[4]	Monongahela Power Co.	4.100%	4/15/24	11,000	11,853
[4]	Monongahela Power Co.	5.400%	12/15/43	4,320	5,653
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	13,800	13,944
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,355	16,209
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	32,210	34,247
	Nevada Power Co.	3.125%	8/1/50	17,655	18,246
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	8,840	9,587
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,950	36,449
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	33,830	34,213
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	12,880	14,252
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	20,155	21,297
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	41,505	41,891
[4]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	40,374
[4]	Niagara Mohawk Power Corp.	3.025%	6/27/50	22,255	21,779
	NiSource Inc.	5.250%	2/15/43	13,546	17,648
	NiSource Inc.	4.800%	2/15/44	8,500	10,540
[2,4]	Oglethorpe Power Corp.	6.191%	1/1/31	35,520	44,694
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	6,866
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	2,092
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	22,183
	Oglethorpe Power Corp.	5.050%	10/1/48	5,781	7,269
	Oglethorpe Power Corp.	5.250%	9/1/50	17,225	21,687
	Oklahoma Gas and Electric Co.	6.500%	4/15/28	10,000	12,596
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	13,935	14,279
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	34,039
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	15,348
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	4,167
	PacifiCorp	2.950%	6/1/23	14,835	15,444
	PacifiCorp	3.600%	4/1/24	20,000	21,468
	PacifiCorp	3.350%	7/1/25	15,354	16,630
	PacifiCorp	2.700%	9/15/30	8,500	8,928
	PacifiCorp	5.750%	4/1/37	14,188	19,443
	PacifiCorp	4.125%	1/15/49	2,262	2,713
	PacifiCorp	4.150%	2/15/50	11,330	13,757
	PacifiCorp	3.300%	3/15/51	20,663	22,012
	Potomac Electric Power Co.	3.050%	4/1/22	4,235	4,321
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	11,739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	13,069
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,888
	Progress Energy Inc.	3.150%	4/1/22	20,800	21,098
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	23,920
	San Diego Gas & Electric Co.	3.750%	6/1/47	5,620	6,423
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,505	1,823
[2]	SCE Recovery Funding LLC	0.861%	11/15/31	11,035	10,757
	SCE Recovery Funding LLC	1.942%	5/15/38	3,915	3,792
	SCE Recovery Funding LLC	2.510%	11/15/43	3,545	3,396
	Sempra Energy	2.875%	10/1/22	14,066	14,399
	Sempra Energy	3.800%	2/1/38	20,000	22,310
	Sempra Energy	6.000%	10/15/39	21,184	29,474
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	8,531
	Southern California Edison Co.	2.400%	2/1/22	8,270	8,340
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,515
	Southern California Edison Co.	5.750%	4/1/35	5,000	6,442
	Southern California Edison Co.	6.050%	3/15/39	1,995	2,658
	Southern California Edison Co.	4.500%	9/1/40	5,150	5,923
	Southern California Edison Co.	4.050%	3/15/42	17,788	19,162
	Southern California Edison Co.	3.900%	3/15/43	8,782	9,209
	Southern California Edison Co.	4.650%	10/1/43	16,770	19,284
	Southern California Edison Co.	3.600%	2/1/45	8,160	8,185
	Southern California Edison Co.	4.000%	4/1/47	3,675	3,870
	Southern California Edison Co.	4.125%	3/1/48	32,029	34,260
	Southern California Edison Co.	3.650%	2/1/50	25,325	25,389
	Southern California Gas Co.	2.600%	6/15/26	28,885	30,719
	Southern Co.	2.950%	7/1/23	44,985	46,975
	Southern Co.	4.400%	7/1/46	25,160	29,518
	Southwest Gas Corp.	2.200%	6/15/30	9,465	9,468
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	15,909
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	13,702
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	4,269
[4]	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	63,500	64,570
[4]	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	29,070	31,994
	Tampa Electric Co.	2.600%	9/15/22	20,205	20,601
	Union Electric Co.	4.000%	4/1/48	14,942	17,727
	Virginia Electric and Power Co.	3.500%	3/15/27	40,765	45,220
	Virginia Electric and Power Co.	6.000%	5/15/37	9,435	13,126
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	18,851
	Xcel Energy Inc.	3.350%	12/1/26	33,370	36,366
					3,596,935
Total Corporate Bonds (Cost $25,890,607)					28,149,793
Sovereign Bonds (1.0%)
[4]	Government of Bermuda	2.375%	8/20/30	15,145	15,147
[4]	Government of Bermuda	3.375%	8/20/50	7,115	7,251
[4]	Kingdom of Saudi Arabia	2.875%	3/4/23	30,320	31,458
[4]	Kuwait	2.750%	3/20/22	4,315	4,390
	Province of Ontario	2.500%	4/27/26	100,400	107,384
	Province of Quebec	2.500%	4/20/26	134,755	144,315
	Republic of Chile	2.550%	1/27/32	37,535	38,357
	Republic of Chile	3.500%	4/15/53	27,770	29,235
	Republic of Chile	3.100%	1/22/61	14,340	13,727
	Republic of Colombia	4.000%	2/26/24	29,348	31,088
	Republic of Panama	2.252%	9/29/32	60,260	57,839
[2]	Republic of Panama	3.870%	7/23/60	53,230	54,374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	State of Qatar	3.875%	4/23/23	69,280	73,608
[4]	State of Qatar	3.375%	3/14/24	3,250	3,486
[4]	State of Qatar	4.400%	4/16/50	13,435	16,357
Total Sovereign Bonds (Cost $605,794)					628,016
Taxable Municipal Bonds (2.8%)
	Atlanta GA Water & Wastewater Water Revenue	2.257%	11/1/35	1,270	1,292
	Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	14,735	15,542
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	4,670	7,576
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	24,800	43,045
	Broward FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	10,070	10,522
	California GO	7.500%	4/1/34	5,845	9,211
	California GO	7.350%	11/1/39	45,195	72,770
	California GO	7.600%	11/1/40	2,215	3,868
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	4,780	7,187
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	61,935	88,100
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	31,650	44,980
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	2,290	3,169
	Commonwealth of Massachusetts GO	2.514%	7/1/41	10,625	10,717
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	7,770	8,022
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	8,380
	Duke University College & University Revenue	5.850%	4/1/37	62,165	87,645
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	5,145	5,447
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	38,475	40,712
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	64,143	97,195
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	53,710	54,918
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	12,495	13,351
	Houston TX GO	6.290%	3/1/32	14,360	18,100
	Illinois GO	5.100%	6/1/33	32,115	37,762
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	16,525	22,992
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	5,335	5,660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	38,405	49,957
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	6.250%	5/15/43	11,000	16,855
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	12,005	16,379
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	28,455	28,452
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	15,000	21,208
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	16,565	17,794
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	23,000	23,680
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	16,940	24,052
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	2,430	3,950
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	2,255	2,603
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	27,855	40,828
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	37,785	51,008
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	11,385	12,313
	Municipal Electric Authority of Georgia Electric Power & Light Revenue	4.430%	1/1/22	7,795	7,950
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	28,975	47,576
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	21,345	23,463
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	11,865	12,978
	New York State Thruway Authority Highway & Bridge Trust Fund Fuel Sales Tax Revenue	5.883%	4/1/30	29,670	37,153
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	16,215	17,370
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	9,140	9,655
	New York State Urban Development Corp. Income Tax Revenue	2.100%	3/15/22	29,345	29,720
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	10,335	10,510
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	15,100	24,936
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	14,510	20,242
[9]	Oregon School Boards Association GO	4.759%	6/30/28	15,000	17,113
[10]	Oregon State University College & University Revenue	3.424%	3/1/60	31,000	31,895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	64,830	84,258
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	1,960	2,281
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	16,940	17,017
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	53,000	69,532
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	10,910	14,922
	Riverside CA General Fund Revenue	3.857%	6/1/45	12,905	13,993
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	9,875	11,064
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	11,595	12,371
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	24,635	31,384
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	2.905%	2/1/48	8,990	8,907
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	33,175	33,712
	Texas Transportation Commission GO	2.562%	4/1/42	8,625	8,742
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	12,275	15,149
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	17,140	21,077
	University of California College & University Revenue	1.316%	5/15/27	13,645	13,687
	University of California College & University Revenue	1.614%	5/15/30	23,375	23,155
	University of California College & University Revenue	4.601%	5/15/31	19,390	23,001
	University of California College & University Revenue	4.765%	5/15/44	4,740	5,114
	University of California College & University Revenue	3.931%	5/15/45	18,275	20,741
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	11,720	18,296
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	15,790	24,686
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	14,850	15,283
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	27,700	29,426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.435%	12/15/25	5,613	5,817
[8]	Wisconsin Appropriations Revenue	5.700%	5/1/26	6,875	8,002
	Wisconsin Appropriations Revenue	3.954%	5/1/36	28,325	31,824
Total Taxable Municipal Bonds (Cost $1,595,319)					1,881,244
				Shares
Common Stocks (38.4%)
Communication Services (1.7%)
		Comcast Corp. Class A		12,696,767	723,970
		Verizon Communications Inc.		7,173,287	401,919
					1,125,889
Consumer Discretionary (1.6%)
		Home Depot Inc.		2,261,655	721,219
		McDonald's Corp.		1,433,867	331,209
					1,052,428
Consumer Staples (6.0%)
		Procter & Gamble Co.		6,095,524	822,469
		Philip Morris International Inc.		6,470,028	641,244
		Mondelez International Inc. Class A		9,513,625	594,031
		PepsiCo Inc.		2,813,040	416,808
		Archer-Daniels-Midland Co.		5,593,434	338,962
		Unilever plc ADR		5,453,724	319,043
		Kimberly-Clark Corp.		1,873,912	250,692
		Coca-Cola Co.		4,441,485	240,329
		Kellogg Co.		3,448,805	221,862
		Nestle SA ADR		862,500	107,588
					3,953,028
Energy (2.2%)
		ConocoPhillips		7,994,092	486,840
		Pioneer Natural Resources Co.		2,686,610	436,628
[12]		TC Energy Corp.		5,579,491	276,094
		Phillips 66		3,029,475	259,990
					1,459,552
Financials (8.5%)
		JPMorgan Chase & Co.		6,731,807	1,047,065
		Bank of America Corp.		21,371,095	881,130
		Morgan Stanley		6,650,491	609,784
		MetLife Inc.		8,984,937	537,749
		Chubb Ltd.		3,342,336	531,231
		BlackRock Inc.		556,478	486,902
		PNC Financial Services Group Inc.		2,443,491	466,120
		Truist Financial Corp.		7,459,749	414,016
		Progressive Corp.		4,139,641	406,554
		Blackstone Group Inc.		2,514,414	244,250
					5,624,801
Health Care (6.5%)
		Johnson & Johnson		6,373,448	1,049,962
		Pfizer Inc.		16,558,651	648,437
		Merck & Co. Inc.		7,930,005	616,716
		Eli Lilly & Co.		2,639,753	605,876
		Medtronic plc		4,463,447	554,048

		Coupon	Maturity Date	Shares	Market Value ($000)
[12]		AstraZeneca plc ADR		4,911,291	294,186
		CVS Health Corp.		3,204,740	267,404
		Novartis AG (Registered)		2,246,800	204,968
		Koninklijke Philips NV GDR		1,838,500	91,373
					4,332,970
Industrials (4.8%)
		Lockheed Martin Corp.		1,196,403	452,659
		Eaton Corp. plc		3,026,280	448,434
		Raytheon Technologies Corp.		4,896,508	417,721
		General Dynamics Corp.		2,087,609	393,013
		Caterpillar Inc.		1,515,331	329,782
		Johnson Controls International plc		4,784,587	328,366
		Union Pacific Corp.		1,316,003	289,429
		Emerson Electric Co.		2,098,952	202,003
		Honeywell International Inc.		807,988	177,232
		Waste Management Inc.		981,000	137,448
					3,176,087
Information Technology (2.9%)
		Cisco Systems Inc.		17,058,539	904,102
		Corning Inc.		8,884,350	363,370
		Analog Devices Inc.		1,553,106	267,383
		Automatic Data Processing Inc.		1,325,034	263,178
		Texas Instruments Inc.		690,809	132,843
					1,930,876
Materials (0.6%)
		LyondellBasell Industries NV Class A		2,328,233	239,506
[12]		Rio Tinto plc ADR		2,355,241	197,581
					437,087
Real Estate (0.8%)
		Crown Castle International Corp.		2,620,351	511,230
Utilities (2.8%)
		Dominion Energy Inc.		4,584,209	337,260
		Sempra Energy		2,483,898	329,067
		American Electric Power Co. Inc.		3,373,670	285,379
		Exelon Corp.		6,086,368	269,687
		Duke Energy Corp.		2,635,525	260,179
		Entergy Corp.		1,994,209	198,822
		DTE Energy Co.		1,235,000	160,056
					1,840,450
Total Common Stocks (Cost $16,216,405)					25,444,398
Temporary Cash Investments (1.7%)
Money Market Fund (0.4%)
[13,14]	Vanguard Market Liquidity Fund	0.056%		2,844,338	284,434

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreements (0.5%)
Bank of America Securities LLC (Dated 6/30/21, Repurchase Value $6,800,000, collateralized by Government National Mortgage Association 1.834%–5.256%, 6/20/61–4/20/71, with a value of $6,936,000)	0.050%	7/1/21	6,800	6,800
Deutsche Bank Securities Inc. (Dated 6/30/21, Repurchase Value $9,800,000, collateralized by Federal Home Loan Bank 0.550%, 2/12/26, with a value of $9,999,000)	0.050%	7/1/21	9,800	9,800
HSBC Bank USA (Dated 6/30/21, Repurchase Value $11,800,000, collateralized by U.S. Treasury Bill 0.000%, 7/15/21–6/16/22, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.500%, 1/15/22–1/15/29, and U.S. Treasury Note/Bond 0.125%–6.125%, 9/30/21–2/15/43, with a value of $12,036,000)	0.045%	7/1/21	11,800	11,800
HSBC Bank USA (Dated 6/30/21, Repurchase Value $30,400,000, collateralized by Federal National Mortgage Association 2.000%–4.690%, 11/1/26–11/1/50, and Federal Home Loan Mortgage Corp. 2.000%–4.500%, 4/1/36–3/1/47, with a value of $31,008,000)	0.050%	7/1/21	30,400	30,400
JP Morgan Securities LLC (Dated 6/30/21, Repurchase Value $76,700,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.625%, 1/15/24, and U.S. Treasury Note/Bond 0.125%–1.750%, 8/31/21–8/15/50, with a value of $78,234,000)	0.050%	7/1/21	76,700	76,700
Natixis SA (Dated 6/30/21, Repurchase Value $39,700,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.250%, 7/15/29, and U.S. Treasury Note/Bond 0.125%–3.125%, 11/30/22–5/15/51, with a value of $40,494,000)	0.040%	7/1/21	39,700	39,700
Nomura International plc (Dated 6/30/21, Repurchase Value $96,800,000, collateralized by U.S. Treasury Note/Bond 0.625%, 5/15/30, with a value of $98,736,000)	0.050%	7/1/21	96,800	96,800

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
RBC Capital Markets LLC (Dated 6/30/21, Repurchase Value $800,000, collateralized by Federal Home Loan Mortgage Corp. 2.000%–3.000%, 10/1/50–6/1/51, with a value of $816,000)	0.050%	7/1/21	800	800
RBS Securities Inc. (Dated 6/30/21, Repurchase Value $35,500,000, collateralized by U.S. Treasury Note/Bond 2.000%–3.125%, 2/15/22–11/15/28, with a value of $36,210,000)	0.050%	7/1/21	35,500	35,500
				308,300
U.S. Government and Agency Obligations (0.8%)
U.S. Cash Management Bill	0.046%–0.048%	10/19/21	300,000	299,959
U.S. Treasury Bill	0.010%	10/7/21	50,000	49,993
U.S. Treasury Bill	0.026%	11/12/21	150,000	149,975
				499,927
Total Temporary Cash Investments (Cost $1,092,675)				1,092,661
Total Investments (100.3%) (Cost $54,653,859)				66,449,508
Other Assets and Liabilities—Net (-0.3%)				(191,869)
Net Assets (100%)				66,257,639
Cost is in $000.
1	Securities with a value of $9,904,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $8,419,834,000, representing 12.7% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security value determined using significant unobservable inputs.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2021.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $273,295,000.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
14	Collateral of $284,429,000 was received for securities on loan.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
10-Year U.S. Treasury Note	September 2021	(1,360)	(180,200)	195
Ultra 10-Year U.S. Treasury Note	September 2021	(2,443)	(359,617)	(1,544)
				(1,349)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open forward currency contracts at June 30, 2021.
E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
F. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
G. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7,709,552	—	7,709,552
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,447,509	96,335	1,543,844
Corporate Bonds	—	28,149,793	—	28,149,793
Sovereign Bonds	—	628,016	—	628,016
Taxable Municipal Bonds	—	1,881,244	—	1,881,244
Common Stocks	25,239,430	204,968	—	25,444,398
Temporary Cash Investments	284,434	808,227	—	1,092,661
Total	25,523,864	40,829,309	96,335	66,449,508
Derivative Financial Instruments
Assets
Futures Contracts[1]	195	—	—	195
Liabilities
Futures Contracts[1]	1,544	—	—	1,544
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.